Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2018
Registrant Name	Virtus ETF Trust II
Central Index Key	0001648403
Amendment Flag	false
Document Creation Date	Nov. 28, 2018
Document Effective Date	Nov. 28, 2018
Prospectus Date	Nov. 28, 2018
Entity Inv Company Type	N-1A
Virtus Newfleet Dynamic Credit ETF | Virtus Newfleet Dynamic Credit ETF
Risk/Return:
Trading Symbol	BLHY
Virtus Enhanced U.S. Equity ETF | Virtus Enhanced U.S. Equity ETF
Risk/Return:
Trading Symbol	VESP